Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Material Accounting Policy Information [Abstract]
Schedule of Disclosure of the Company's Subsidiaries	Details regarding the Company and its principal subsidiaries as of December 31, 2025 are as follows:

Entity	Property/ function	Registered	Functional currency (1)	Ownership Percentage
Aris Mining Corporation	Corporate	Canada	USD	100%
Aris Mining Holdings Corp.	Corporate	Canada	USD	100%
Aris Mining (Panama) Marmato Inc.	Corporate	Panama	USD	100%
Aris Mining Segovia	Segovia Operations	Colombia	COP	100%
Aris Mining Marmato	Marmato Mine	Colombia	COP	100%
Minerales Andinos de Occidente, S.A.S.	Marmato Zona Alta	Colombia	COP	100%
Minera Croesus S.A.S.	Marmato Zona Alta	Colombia	COP	100%
MIC Global Mining Ventures S.L.	Soto Norte Project	Spain	USD	100%
ETK Inc.	Toroparu Project	Guyana	USD	100%
(1)“USD” = U.S. dollar; “COP” = Colombian peso.

Schedule of Measurement of Financial Assets and Liabilities
The Company has assessed the classification and measurement of its financial assets and financial liabilities as follows:

Classification category

Cash and cash equivalents	Amortized cost
Cash in escrow	Amortized cost
Trade and other receivables	Amortized cost
Cash in trust	Amortized cost
Other long term receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Senior Notes	Amortized cost
Tax payable	Amortized cost
Deferred Share Units liability	FVTPL
Performance Share Units liability	FVTPL
Gold Notes	FVTPL
Warrant liabilities	FVTPL
Embedded derivative asset in Senior Notes	FVTPL
Other financial assets	FVTPL
Other long-term assets	FVTPL

Schedule of Plant and Equipment Useful Life
Depreciation of plant and equipment and other assets is calculated using the straight-line method to allocate their cost to their residual values over the shorter of the life of mine or their estimated useful lives, as follows:

Machinery and equipment	10 years
Transportation equipment	5 years
Office and other equipment	4 to 10 years
Buildings and improvements	20 years